Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table provides information for fiscal 2023, 2022, 2021 and 2020 with respect to the compensation, as calculated under SEC rules, of our principal executive officers (“PEOs”), which includes both our current and former CEOs, the average compensation of our other NEOs, and certain performance measures specified under SEC rules.

Fiscal Year	Principal Executive Officers (“PEO”) (1)
	Cohen	Robinson	Furlong	Sherman	Cohen	Robinson	Furlong	Sherman
	SCT Total	SCT Total	SCT Total	SCT Total	Compensation Actually Paid (2)	Compensation Actually Paid (2)	Compensation Actually Paid (2)	Compensation Actually Paid (2)

2023	$—	$563,647	$1,090,198	$—	$—	$(93,436)	$(4,169,658)	—

2022	—	—	2,482,709	—	—	—	2,117,619	—

2021	—	—	16,812,934	652,306	—	—	9,076,361	(132,010,993)

2020	—	—	—	7,174,243	—	—	—	427,832,874

Fiscal Year	Average SCT Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non- PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (5) ($MM)
			Company TSR (4)	Peer Group TSR (4)

2023	1,051,102	(1,802,812)	1,534	161	7

2022	13,692,562	8,874,616	2,377	135	(313)

2021	6,299,738	(9,396,932)	2,550	135	(381)

2020	2,732,872	66,526,448	8,464	141	(215)

Note: Consistent with SEC guidance, no Company Selected Measure is shown in the table above because the Company did not use any financial performance measures to link fiscal 2023 executive compensation to company performance (see our “Compensation Discussion & Analysis” of this Proxy Statement for additional detail). While not a financial performance measure, given our heavy use of equity-based compensation, our stock price/Total Shareholder Return (“TSR”) is the most important performance measure impacting Compensation Actually Paid (“CAP”) values in the table above.

(1)
For fiscal 2023, our PEOs included our current CEO Ryan Cohen, former PEO Mark Robinson, and former CEO Matthew Furlong. For fiscal 2022, our PEO was Matthew Furlong. For fiscal 2021, our PEOs included both Matthew Furlong and George E. Sherman. For fiscal 2020, our PEO was George E. Sherman.

(2)
In calculating the “Compensation Actually Paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Time-vested restricted stock/unit grant date fair values are calculated using the closing stock price as of date of grant. Adjustments have been made using the stock price as of fiscal year-end
and as of each date of vest. Performance-vested restricted stock fair values are valued at zero at each respective measurement date, given all outstanding performance-vested restricted stock were accrued at and estimated to be earned below threshold (i.e., all shares forfeited) as of each respective measurement date. The assumptions used to calculate the fair value for purposes of determining the “Compensation Actually Paid” are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.

(3)
For fiscal 2023, our
non-PEO
NEOs were Diana Saadeh-Jajeh, Nir Patel and Dan Moore. For fiscal 2022, our non-PEO
NEOs were Diana Saadeh-Jajeh, Nir Patel, and Michael Recupero. For fiscal 2021, our non-PEO
NEOs were Michael Recupero, Diana Saadeh-Jajeh, James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Daniel J. Kaufman. For fiscal 2020, our non-PEO
NEOs were James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Daniel J. Kaufman.

(4)
The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K,
assuming an initial investment date of January 31, 2020. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Dow Jones Specialty Retailers Index.

(5)	Represents the amount of net income (loss), as reflected in the Company’s audited financial statements for the fiscal year indicated.

Named Executive Officers, Footnote	For fiscal 2023, our
non-PEO
NEOs were Diana Saadeh-Jajeh, Nir Patel and Dan Moore. For fiscal 2022, our non-PEO
NEOs were Diana Saadeh-Jajeh, Nir Patel, and Michael Recupero. For fiscal 2021, our non-PEO
NEOs were Michael Recupero, Diana Saadeh-Jajeh, James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Daniel J. Kaufman. For fiscal 2020, our non-PEO
	NEOs were James A. Bell, Frank M. Hamlin, Chris R. Homeister, and Daniel J. Kaufman.
Peer Group Issuers, Footnote	The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K,
	assuming an initial investment date of January 31, 2020. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Dow Jones Specialty Retailers Index.
Adjustment To PEO Compensation, Footnote
Reconciliation of SCT total to CAP

	FY2023
Description of Elements Added / Subtracted to SCT Total to Calculate CAP	Current PEO Cohen	Former PEO Robinson	Former PEO Furlong	Average Other NEOs

SCT Total	$—	$563,647	$1,090,198	$1,051,102

(Minus) Grant Date Fair Value of Awards Granted During the Year	—	(225,990)	—	(55,406)

Plus Fair Value as of Year-End or (if applicable) Vest Date of Equity Awards Granted during the Year	—	136,989	—	24,457

Plus (Minus) Change from Prior Year-end in Fair Value of Awards That Vested During the Year	—	(111,709)	47,528	40,549

Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	—	(456,373)	(5,307,384)	(2,863,512)

CAP Total	$—	$(93,436)	$(4,169,658)	$(1,802,812)

Non-PEO NEO Average Total Compensation Amount	$ 1,051,102	$ 13,692,562	$ 6,299,738	$ 2,732,872
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,802,812)	8,874,616	(9,396,932)	66,526,448
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of SCT total to CAP

	FY2023
Description of Elements Added / Subtracted to SCT Total to Calculate CAP	Current PEO Cohen	Former PEO Robinson	Former PEO Furlong	Average Other NEOs

SCT Total	$—	$563,647	$1,090,198	$1,051,102

(Minus) Grant Date Fair Value of Awards Granted During the Year	—	(225,990)	—	(55,406)

Plus Fair Value as of Year-End or (if applicable) Vest Date of Equity Awards Granted during the Year	—	136,989	—	24,457

Plus (Minus) Change from Prior Year-end in Fair Value of Awards That Vested During the Year	—	(111,709)	47,528	40,549

Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	—	(456,373)	(5,307,384)	(2,863,512)

CAP Total	$—	$(93,436)	$(4,169,658)	$(1,802,812)

Compensation Actually Paid vs. Total Shareholder Return
The close relationship between TSR and CAP was evident across the fiscal years in the table above. Our CAP at the end of fiscal 2020 significantly increased as a direct result of our strong TSR through the end of fiscal 2020. Through fiscal 2021, our TSR decreased (although still greater than the initial fixed $100 investment), and the CAP to our NEOs declined significantly (except for Mr. Furlong, who joined the Company in fiscal 2021), and also declined relative to fiscal 2021 SCT totals. In fiscal 2022, our TSR decreased slightly, which led to our CAP values declining relative to fiscal 2022 SCT totals (although CAP remained positive given the year-over-year TSR decline through fiscal 2022 was not significant). Through fiscal 2023, our TSR decreased, and as a result, CAP values to Matt Furlong and non-PEO
NEO CAP declined relative to fiscal 2023 SCT totals.

Compensation Actually Paid vs. Net Income
Our net income (loss) was not as strongly correlated with CAP given a significant portion of our executive compensation program is granted in equity, thereby directly tied to our stock price performance. However, in fiscal 2020, our net income performance was ($215M) and the CAP values to our NEOs were the highest over the full four-year timeframe. In fiscal 2021, our net income decreased to ($381M) which was also aligned with a decrease in CAP over this period. In fiscal 2022, our net income increased to ($313M) aligning with the increase in CAP over this period. In fiscal 2023, our significant growth in net income to $7M was not correlated with CAP to our NEOs given CAP values decreased over the period.

Total Shareholder Return Vs Peer Group
The increase in our stock price that contributed significantly to the CAP in fiscal 2020 also drove our TSR as of the end of fiscal 2020, 2021, 2022, and 2023. Our TSR has significantly outperformed our Peer Group TSR during this timeframe, as shown in the table above. Specifically, our TSR performed significantly better than our Peer Group TSR through the end of fiscal 2020. From fiscal 2020 through fiscal 2023, our TSR was negative while the Peer Group TSR increased moderately, although over the full four-year timeframe, our TSR still significantly outperformed our Peer Group in total.

Total Shareholder Return Amount	$ 1,534	2,377	2,550	8,464
Peer Group Total Shareholder Return Amount	161	135	135	141
Net Income (Loss)	7,000,000	(313,000,000)	(381,000,000)	(215,000,000)
Ryan Cohen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	0
PEO Actually Paid Compensation Amount	$ 0	0	0	0
PEO Name	Ryan Cohen
Mark Robinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 563,647	0	0	0
PEO Actually Paid Compensation Amount	$ (93,436)	0	0	0
PEO Name	Mark Robinson
Matthew Furlong [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,090,198	2,482,709	16,812,934	0
PEO Actually Paid Compensation Amount	$ (4,169,658)	$ 2,117,619	$ 9,076,361	0
PEO Name	Matthew Furlong	Matthew Furlong	Matthew Furlong
George E. Sherman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 652,306	7,174,243
PEO Actually Paid Compensation Amount	0	$ 0	$ (132,010,993)	$ 427,832,874
PEO Name			George E. Sherman	George E. Sherman
PEO | Mark Robinson [Member] | Grant Date Fair Value of Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(225,990)
PEO | Mark Robinson [Member] | Fair Value As Of Year End or Vest Date Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,989
PEO | Mark Robinson [Member] | Change From Prior Year End In Fair Value Of Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,709)
PEO | Mark Robinson [Member] | Year Over Year Change In Fair Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(456,373)
PEO | Matthew Furlong [Member] | Change From Prior Year End In Fair Value Of Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,528
PEO | Matthew Furlong [Member] | Year Over Year Change In Fair Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,307,384)
Non-PEO NEO | Grant Date Fair Value of Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,406)
Non-PEO NEO | Fair Value As Of Year End or Vest Date Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,457
Non-PEO NEO | Change From Prior Year End In Fair Value Of Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,549
Non-PEO NEO | Year Over Year Change In Fair Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,863,512)